UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2017

Date of reporting period:	September 30, 2017

Item 1. Schedule of Investments:

VT George Putnam Balanced Fund

The fund's portfolio
9/30/17 (Unaudited)

COMMON STOCKS (59.1%)(a)
			Shares	Value

Basic materials (2.7%)

Albemarle Corp.			2,519	$343,365

Alcoa Corp.(NON)			7,367	343,450

Calyxt, Inc.(NON)(S)			1,943	47,584

CF Industries Holdings, Inc.(S)			8,708	306,173

DowDuPont, Inc.			12,554	869,113

Evonik Industries AG (Germany)			2,830	101,079

Fortune Brands Home & Security, Inc.			5,531	371,849

Iluka Resources, Ltd. (Australia)			21,549	161,153

Sealed Air Corp.			2,620	111,926

Sherwin-Williams Co. (The)			1,887	675,621

W.R. Grace & Co.			6,063	437,445

				3,768,758
Capital goods (4.3%)

Caterpillar, Inc.			5,306	661,711

Cummins, Inc.			2,917	490,144

Dover Corp.			5,157	471,298

Fortive Corp.			8,365	592,158

Johnson Controls International PLC			14,466	582,835

KION Group AG (Germany)			4,430	423,944

Komatsu, Ltd. (Japan)			11,700	333,250

L3 Technologies, Inc.			2,432	458,262

Northrop Grumman Corp.			2,165	622,914

Raytheon Co.			4,610	860,134

Roper Technologies, Inc.			918	223,441

Waste Connections, Inc. (Canada)			4,743	331,820

				6,051,911
Communication services (2.5%)

American Tower Corp.(R)			3,115	425,758

AT&T, Inc.			20,063	785,868

Charter Communications, Inc. Class A(NON)			2,054	746,465

Comcast Corp. Class A			26,155	1,006,444

DISH Network Corp. Class A(NON)			3,594	194,903

T-Mobile US, Inc.(NON)			1,807	111,420

Verizon Communications, Inc.			4,826	238,839

				3,509,697
Computers (2.3%)

Apple, Inc.			17,509	2,698,487

RealPage, Inc.(NON)			11,775	469,823

				3,168,310
Conglomerates (0.8%)

Danaher Corp.			9,284	796,382

Siemens AG (Germany)			2,313	325,861

				1,122,243
Consumer cyclicals (6.1%)

Amazon.com, Inc.(NON)			1,888	1,815,029

Expedia, Inc.(S)			2,695	387,918

Hanesbrands, Inc.(S)			10,804	266,211

Hilton Worldwide Holdings, Inc.			7,770	539,627

Home Depot, Inc. (The)			9,375	1,533,375

IHS Markit, Ltd. (United Kingdom)(NON)			3,841	169,311

L Brands, Inc.			3,455	143,763

Live Nation Entertainment, Inc.(NON)(S)			8,074	351,623

MasterCard, Inc. Class A			3,662	517,074

NIKE, Inc. Class B			5,123	265,628

O'Reilly Automotive, Inc.(NON)			1,386	298,503

Priceline Group, Inc. (The)(NON)			332	607,832

TJX Cos., Inc. (The)			5,905	435,376

Total System Services, Inc.			2,141	140,236

Wal-Mart Stores, Inc.			4,460	348,504

Walt Disney Co. (The)			2,380	234,597

Wynn Resorts, Ltd.			2,745	408,785

				8,463,392
Consumer staples (5.7%)

Blue Buffalo Pet Products, Inc.(NON)(S)			13,287	376,686

Chipotle Mexican Grill, Inc.(NON)			447	137,600

Constellation Brands, Inc. Class A			3,173	632,855

Costco Wholesale Corp.			3,147	517,021

CVS Health Corp.			4,035	328,126

Delivery Hero Holding GmbH (acquired 6/12/15, cost $46,212) (Private) (Germany)(F)(RES)(NON)			1,800	64,142

Edgewell Personal Care Co.(NON)			2,680	195,024

Kraft Heinz Co. (The)			13,013	1,009,158

Kroger Co. (The)			18,187	364,831

McCormick & Co., Inc. (non-voting shares)			6,674	685,019

Molson Coors Brewing Co. Class B			3,582	292,434

Mondelez International, Inc. Class A			13,073	531,548

PepsiCo, Inc.			8,783	978,690

Philip Morris International, Inc.			6,977	774,517

Pinnacle Foods, Inc.			6,231	356,226

Restaurant Brands International, Inc. (Canada)			4,418	282,222

Yum China Holdings, Inc. (China)(NON)			8,713	348,259

				7,874,358
Electronics (2.7%)

Agilent Technologies, Inc.			5,047	324,017

Broadcom, Ltd.			3,576	867,323

Cavium, Inc.(NON)(S)			8,835	582,580

NXP Semiconductor NV(NON)			1,986	224,597

Qorvo, Inc.(NON)			8,644	610,958

Rockwell Automation, Inc.			2,641	470,653

Texas Instruments, Inc.			8,024	719,271

				3,799,399
Energy (3.5%)

Anadarko Petroleum Corp.			5,347	261,201

Cenovus Energy, Inc. (Canada)			32,232	323,160

Cheniere Energy, Inc.(NON)			5,658	254,836

ConocoPhillips			11,057	553,403

EnCana Corp. (Canada)			9,746	114,742

EOG Resources, Inc.			4,886	472,672

EQT Corp.			2,807	183,129

Exxon Mobil Corp.			3,159	258,975

Halliburton Co.			8,208	377,814

Marathon Oil Corp.			5,779	78,363

Noble Energy, Inc.			7,260	205,894

Pioneer Natural Resources Co.			3,245	478,767

Plains All American Pipeline LP			3,650	77,344

Select Energy Services, Inc. Class A(NON)			12,360	196,771

Seven Generations Energy, Ltd. Class A (Canada)(NON)			6,846	108,307

Suncor Energy, Inc. (Canada)			11,258	394,560

Total SA (France)			8,790	472,124

				4,812,062
Financials (9.1%)

American International Group, Inc.			9,152	561,841

Assured Guaranty, Ltd.			13,926	525,707

Bank of America Corp.			68,572	1,737,614

BlackRock, Inc.			1,389	621,008

Charles Schwab Corp. (The)			6,424	280,986

Chubb, Ltd.			5,985	853,162

Citigroup, Inc.			19,132	1,391,662

E*Trade Financial Corp.(NON)			6,639	289,527

Gaming and Leisure Properties, Inc.(R)			8,554	315,557

Goldman Sachs Group, Inc. (The)			3,161	749,758

Hamilton Lane, Inc. Class A(S)			12,178	326,979

Intercontinental Exchange, Inc.			6,832	469,358

Invesco, Ltd.			14,807	518,837

Investment Technology Group, Inc.			15,488	342,904

JPMorgan Chase & Co.			9,785	934,565

KKR & Co. LP			21,037	427,682

MBIA, Inc.(NON)(S)			27,602	240,137

MetLife, Inc.			5,416	281,361

Oportun Financial Corp. (acquired 6/23/15, cost $42,371) (Private)(F)(RES)(NON)			14,867	35,894

Prudential PLC (United Kingdom)			23,808	569,942

Synchrony Financial			6,594	204,744

Visa, Inc. Class A			9,179	965,998

				12,645,223
Health care (7.7%)

Aetna, Inc.			2,203	350,299

Amgen, Inc.			4,100	764,445

Becton Dickinson and Co.			4,365	855,322

Biogen, Inc.(NON)			1,849	578,959

Bioverativ, Inc.(NON)			3,986	227,481

Boston Scientific Corp.(NON)			20,169	588,330

Bristol-Myers Squibb Co.			1,994	127,098

Celgene Corp.(NON)			3,939	574,385

Clovis Oncology, Inc.(NON)			2,352	193,805

DENTSPLY Sirona, Inc.			9,066	542,237

Gilead Sciences, Inc.			9,090	736,472

Intuitive Surgical, Inc.(NON)			384	401,618

Jazz Pharmaceuticals PLC(NON)			4,585	670,556

Johnson & Johnson			11,415	1,484,064

McKesson Corp.			1,767	271,429

Merck & Co., Inc.			7,112	455,381

Pfizer, Inc.			7,586	270,820

Regeneron Pharmaceuticals, Inc.(NON)			533	238,315

UnitedHealth Group, Inc.			4,596	900,127

Vertex Pharmaceuticals, Inc.(NON)			3,160	480,446

				10,711,589
Semiconductor (0.4%)

Applied Materials, Inc.			11,692	609,036

				609,036
Software (3.8%)

Activision Blizzard, Inc.			10,909	703,740

Adobe Systems, Inc.(NON)			3,252	485,133

Everbridge, Inc.(NON)			7,454	196,935

Instructure, Inc.(NON)			5,170	171,386

Micro Focus International PLC ADR (United Kingdom)(NON)			11,229	358,205

Microsoft Corp.			33,522	2,497,047

Oracle Corp.			10,464	505,934

Tencent Holdings, Ltd. (China)			9,136	394,969

				5,313,349
Technology services (4.8%)

Alibaba Group Holding, Ltd. ADR (China)(NON)(S)			3,054	527,456

Alphabet, Inc. Class A(NON)			2,594	2,525,830

DXC Technology Co.			6,668	572,648

Facebook, Inc. Class A(NON)			10,011	1,710,580

Fidelity National Information Services, Inc.			3,467	323,783

GoDaddy, Inc. Class A(NON)			4,292	186,745

NCSOFT Corp. (South Korea)			1,618	658,173

salesforce.com, Inc.(NON)			1,972	184,224

				6,689,439
Transportation (0.7%)

American Airlines Group, Inc.(S)			9,073	430,877

Norfolk Southern Corp.			4,309	569,822

				1,000,699
Utilities and power (2.0%)

Ameren Corp.			3,989	230,724

American Electric Power Co., Inc.			5,153	361,947

American Water Works Co., Inc.			2,059	166,594

Edison International			2,499	192,848

ENI SpA (Italy)			10,274	170,000

Exelon Corp.			9,185	345,999

NextEra Energy, Inc.			3,144	460,753

NRG Energy, Inc.			9,152	234,200

PG&E Corp.			4,874	331,871

Southern Co. (The)			6,831	335,675

				2,830,611

Total common stocks (cost $70,847,890)				$82,370,076

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (17.5%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (1.5%)

Government National Mortgage Association Pass-Through Certificates
3.50%, TBA, 10/1/47			$1,000,000	$1,039,609
3.50%, 2/20/45			76,928	80,297
3.00%, TBA, 10/1/47			1,000,000	1,013,984

				2,133,890
U.S. Government Agency Mortgage Obligations (16.0%)

Federal National Mortgage Association Pass-Through Certificates
5.50%, with due dates from 7/1/33 to 11/1/38			210,778	234,198
5.00%, 8/1/33			87,056	95,443
4.50%, TBA, 11/1/47			4,000,000	4,288,281
4.50%, TBA, 10/1/47			4,000,000	4,293,125
4.00%, TBA, 11/1/47			1,000,000	1,051,172
4.00%, TBA, 10/1/47			2,000,000	2,105,469
4.00%, 8/1/47(FWC)			998,541	1,053,656
3.50%, TBA, 11/1/47			4,000,000	4,116,094
3.50%, TBA, 10/1/47			4,000,000	4,123,438
3.00%, 6/1/46			919,129	925,161

				22,286,037

Total U.S. government and agency mortgage obligations (cost $24,462,050)				$24,419,927

U.S. TREASURY OBLIGATIONS (12.2%)(a)
			Principal amount	Value

U.S. Treasury Bonds 2.75%, 8/15/42			$1,950,000	$1,927,453

U.S. Treasury Notes
2.125%, 12/31/22(SEG)			750,000	755,449
2.00%, 2/15/22			1,790,000	1,801,467
2.00%, 11/30/20			3,450,000	3,484,635
1.875%, 11/30/21			1,780,000	1,783,755
1.625%, 4/30/19			330,000	330,980
1.125%, 3/31/20			2,710,000	2,681,206
1.125%, 12/31/19			950,000	941,762
1.00%, 8/31/19			1,500,000	1,486,816
0.875%, 6/15/19			1,870,000	1,852,104

Total U.S. treasury obligations (cost $17,138,777)				$17,045,627

CORPORATE BONDS AND NOTES (15.5%)(a)
			Principal amount	Value

Basic materials (0.9%)

Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4.625%, 11/15/22 (Germany)			$71,000	$76,619

Eastman Chemical Co. sr. unsec. notes 3.80%, 3/15/25			90,000	92,551

Georgia-Pacific, LLC sr. unsec. unsub. notes 7.75%, 11/15/29			135,000	187,553

Glencore Finance Canada, Ltd. 144A company guaranty sr. unsec. unsub. notes 6.00%, 11/15/41 (Canada)			5,000	5,854

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.625%, 4/29/24			81,000	85,799

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.00%, 4/16/25			54,000	54,829

International Paper Co. sr. unsec. notes 8.70%, 6/15/38			10,000	14,932

INVISTA Finance, LLC 144A company guaranty sr. notes 4.25%, 10/15/19			12,000	12,360

Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27			115,000	115,800

Steel Dynamics, Inc. 144A company guaranty sr. unsec. notes 4.125%, 9/15/25			110,000	110,138

Westlake Chemical Corp. company guaranty sr. unsec. unsub. notes 3.60%, 8/15/26			165,000	164,788

WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30			140,000	196,155

WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31			10,000	13,896

Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)			82,000	113,754

				1,245,028
Capital goods (0.4%)

Johnson Controls International PLC sr. unsec. unsub. bonds 4.50%, 2/15/47			115,000	122,043

L3 Technologies, Inc. company guaranty sr. unsec. bonds 3.85%, 12/15/26			10,000	10,375

Legrand France SA sr. unsec. unsub. notes 8.50%, 2/15/25 (France)			104,000	134,241

Medtronic, Inc. company guaranty sr. unsec. sub. notes 4.375%, 3/15/35			15,000	16,512

Northrop Grumman Systems Corp. company guaranty sr. unsec. unsub. notes 7.875%, 3/1/26			30,000	39,494

Parker Hannifin Corp. sr. unsec. unsub. notes Ser. MTN, 6.25%, 5/15/38			48,000	63,597

Rockwell Collins, Inc. sr. unsec. bonds 4.35%, 4/15/47			193,000	199,911

United Technologies Corp. sr. unsec. unsub. notes 5.70%, 4/15/40			15,000	18,725

				604,898
Communication services (1.3%)

American Tower Corp. sr. unsec. notes 4.00%, 6/1/25(R)			20,000	20,680

American Tower Corp. sr. unsec. unsub. bonds 3.55%, 7/15/27(R)			65,000	64,583

American Tower Corp. sr. unsec. unsub. bonds 3.375%, 10/15/26(R)			75,000	74,135

AT&T, Inc. sr. unsec. unsub. bonds 5.15%, 2/14/50			170,000	170,828

AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46			12,000	11,540

AT&T, Inc. sr. unsec. unsub. notes 4.25%, 3/1/27			180,000	185,270

CC Holdings GS V, LLC/Crown Castle GS III Corp. company guaranty sr. notes 3.849%, 4/15/23			30,000	31,396

Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45			101,000	118,541

Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25			38,000	40,623

Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. 144A company guaranty sr. bonds 5.375%, 5/1/47			74,000	76,876

Comcast Cable Communications Holdings, Inc. company guaranty sr. unsec. notes 9.455%, 11/15/22			25,000	33,234

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/35			27,000	35,786

Comcast Corp. company guaranty sr. unsec. unsub. notes 3.15%, 3/1/26			135,000	134,925

Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27			95,000	93,496

Crown Castle International Corp. sr. unsec. bonds 3.65%, 9/1/27(R)			85,000	84,953

Crown Castle International Corp. sr. unsec. notes 4.875%, 4/15/22(R)			10,000	10,874

Crown Castle International Corp. sr. unsec. notes 4.75%, 5/15/47(R)			25,000	25,542

Crown Castle Towers, LLC 144A company guaranty sr. notes 4.883%, 8/15/20			105,000	111,224

Koninklijke KPN NV sr. unsec. unsub. bonds 8.375%, 10/1/30 (Netherlands)			10,000	13,906

NBCUniversal Media, LLC company guaranty sr. unsec. unsub. notes 6.40%, 4/30/40			55,000	74,159

Rogers Communications, Inc. company guaranty sr. unsec. bonds 8.75%, 5/1/32 (Canada)			10,000	14,471

Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 3/15/43 (Canada)			35,000	36,870

Telecom Italia SpA 144A sr. unsec. notes 5.303%, 5/30/24 (Italy)			200,000	217,500

Telefonica Emisiones SAU company guaranty sr. unsec. unsub. notes 7.045%, 6/20/36 (Spain)			10,000	13,290

Verizon Communications, Inc. sr. unsec. unsub. notes 4.522%, 9/15/48			40,000	38,727

Verizon Communications, Inc. sr. unsec. unsub. notes 4.125%, 3/16/27			60,000	62,605

Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)			80,000	83,176

				1,879,210
Conglomerates (0.3%)

General Electric Co. jr. unsec. sub. FRB Ser. D, 5.00%, perpetual maturity			371,000	388,930

				388,930
Consumer cyclicals (1.8%)

21st Century Fox America, Inc. company guaranty sr. unsec. notes 7.85%, 3/1/39			25,000	36,313

21st Century Fox America, Inc. company guaranty sr. unsec. notes 7.75%, 1/20/24			135,000	165,735

Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)			80,000	80,815

Amazon.com, Inc. 144A sr. unsec. bonds 4.05%, 8/22/47			115,000	117,199

Amazon.com, Inc. 144A sr. unsec. notes 3.15%, 8/22/27			95,000	95,678

Autonation, Inc. company guaranty sr. unsec. notes 4.50%, 10/1/25			30,000	31,699

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 2/1/20			92,000	98,234

CBS Corp. company guaranty sr. unsec. unsub. bonds 2.90%, 1/15/27			39,000	36,872

CBS Corp. company guaranty sr. unsec. unsub. notes 4.60%, 1/15/45			125,000	127,177

CBS Corp. company guaranty sr. unsec. unsub. notes 3.50%, 1/15/25			49,000	49,854

Dollar General Corp. sr. unsec. sub. notes 3.25%, 4/15/23			60,000	61,320

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 2/15/26			5,000	5,439

Ford Motor Co. sr. unsec. unsub. notes 4.346%, 12/8/26			100,000	103,958

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26			35,000	35,063

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.30%, 7/13/25			47,000	48,527

Grupo Televisa SAB sr. unsec. unsub. bonds 6.625%, 1/15/40 (Mexico)			90,000	109,448

Hilton Domestic Operating Co., Inc. company guaranty sr. unsec. sub. notes 4.25%, 9/1/24			20,000	20,400

Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27			135,000	141,750

Historic TW, Inc. company guaranty sr. unsec. unsub. bonds 9.15%, 2/1/23			95,000	122,481

Host Hotels & Resorts LP sr. unsec. unsub. notes 6.00%, 10/1/21(R)			48,000	53,427

Host Hotels & Resorts LP sr. unsec. unsub. notes 5.25%, 3/15/22(R)			22,000	23,941

Hyatt Hotels Corp. sr. unsec. unsub. notes 3.375%, 7/15/23			30,000	30,420

IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)			145,000	155,513

Lear Corp. sr. unsec. unsub. bonds 3.80%, 9/15/27			90,000	89,658

Moody's Corp. 144A sr. unsec. bonds 3.25%, 1/15/28			60,000	59,595

NVR, Inc. sr. unsec. notes 3.95%, 9/15/22			65,000	67,797

O'Reilly Automotive, Inc. company guaranty sr. unsec. notes 3.85%, 6/15/23			25,000	26,095

O'Reilly Automotive, Inc. company guaranty sr. unsec. sub. notes 3.55%, 3/15/26			45,000	45,105

Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26			55,000	55,445

Priceline Group, Inc. (The) sr. unsec. notes 3.65%, 3/15/25			16,000	16,478

QVC, Inc. company guaranty sr. notes 4.85%, 4/1/24			50,000	51,781

S&P Global, Inc. company guaranty sr. unsec. unsub. notes 4.40%, 2/15/26			52,000	56,029

Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27			125,000	127,656

Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27			130,000	135,525

Vulcan Materials Co. sr. unsec. unsub. notes 4.50%, 4/1/25			20,000	21,259

Wyndham Worldwide Corp. sr. unsec. unsub. bonds 4.50%, 4/1/27			60,000	60,212

				2,563,898
Consumer staples (1.4%)

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. bonds 4.90%, 2/1/46			250,000	282,392

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. bonds 3.65%, 2/1/26			25,000	25,863

Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27			200,000	206,000

Constellation Brands, Inc. company guaranty sr. unsec. unsub. bonds 3.70%, 12/6/26			25,000	25,570

CVS Pass-Through Trust 144A sr. mtge. notes 7.507%, 1/10/32			142,186	176,110

CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36			13,442	14,292

Diageo Investment Corp. company guaranty sr. unsec. notes 8.00%, 9/15/22			74,000	92,766

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37			150,000	197,302

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42			85,000	98,295

Kraft Heinz Co. (The) company guaranty sr. unsec. bonds 4.375%, 6/1/46			120,000	118,492

Kraft Heinz Co. (The) company guaranty sr. unsec. notes Ser. 144A, 6.875%, 1/26/39			55,000	70,660

Kraft Heinz Co. (The) company guaranty sr. unsec. unsub. notes 6.50%, 2/9/40			5,000	6,209

Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26			120,000	126,000

McDonald's Corp. sr. unsec. unsub. notes 5.70%, 2/1/39			90,000	109,697

McDonald's Corp. sr. unsec. unsub. notes Ser. MTN, 6.30%, 3/1/38			75,000	97,853

Newell Brands, Inc. sr. unsec. unsub. notes 4.20%, 4/1/26			105,000	110,569

Tyson Foods, Inc. company guaranty sr. unsec. bonds 4.875%, 8/15/34			17,000	18,779

Tyson Foods, Inc. company guaranty sr. unsec. unsub. bonds 5.15%, 8/15/44			23,000	26,203

Walgreens Boots Alliance, Inc. sr. unsec. bonds 3.45%, 6/1/26			80,000	79,732

				1,882,784
Energy (1.2%)

BP Capital Markets PLC company guaranty sr. unsec. bonds 3.119%, 5/4/26 (United Kingdom)			70,000	69,964

Canadian Natural Resources, Ltd. sr. unsec. unsub. bonds 3.85%, 6/1/27 (Canada)			50,000	50,617

Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)			51,000	58,714

Cenovus Energy, Inc. 144A sr. unsec. notes 4.25%, 4/15/27 (Canada)			80,000	79,319

Cheniere Corpus Christi Holdings, LLC 144A company guaranty sr. bonds 5.125%, 6/30/27			65,000	66,950

Concho Resources, Inc. company guaranty sr. unsec. notes 3.75%, 10/1/27			135,000	135,601

DCP Midstream Operating LP company guaranty sr. unsec. notes 3.875%, 3/15/23			18,000	17,640

DCP Midstream Operating LP company guaranty sr. unsec. notes 2.70%, 4/1/19			20,000	19,900

Devon Energy Corp. sr. unsec. unsub. notes 3.25%, 5/15/22			28,000	28,331

EOG Resources, Inc. sr. unsec. unsub. notes 5.625%, 6/1/19			30,000	31,728

EQT Corp. sr. unsec. unsub. notes 3.90%, 10/1/27			110,000	110,019

Hess Corp. sr. unsec. unsub. notes 7.30%, 8/15/31			55,000	64,352

Marathon Petroleum Corp. sr. unsec. unsub. notes 6.50%, 3/1/41			25,000	30,083

MPLX LP sr. unsec. unsub. notes 4.125%, 3/1/27			70,000	71,272

Nabors Industries, Inc. company guaranty sr. unsec. unsub. notes 4.625%, 9/15/21			65,000	63,765

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4.50%, 1/23/26 (Mexico)			39,000	38,934

Sabine Pass Liquefaction, LLC sr. bonds 4.20%, 3/15/28			30,000	30,242

Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27			135,000	143,988

Statoil ASA company guaranty sr. unsec. notes 5.10%, 8/17/40 (Norway)			70,000	81,391

Tosco Corp. company guaranty sr. unsec. notes 8.125%, 2/15/30			72,000	99,149

Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%, 3/15/77 (Canada)			135,000	138,206

Valero Energy Partners LP sr. unsec. unsub. notes 4.375%, 12/15/26			21,000	21,671

Williams Partners LP sr. unsec. sub. notes 4.30%, 3/4/24			107,000	112,469

Williams Partners LP sr. unsec. sub. notes 3.60%, 3/15/22			25,000	25,830

Williams Partners LP/ACMP Finance Corp. sr. unsec. sub. notes 4.875%, 3/15/24			35,000	36,630

				1,626,765
Financials (5.0%)

Aflac, Inc. sr. unsec. notes 6.45%, 8/15/40			14,000	18,489

Air Lease Corp. sr. unsec. unsub. notes 3.625%, 4/1/27			25,000	25,017

Air Lease Corp. sr. unsec. unsub. notes 3.00%, 9/15/23			115,000	114,721

Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25			75,000	81,315

American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58			114,000	155,325

Aon PLC company guaranty sr. unsec. unsub. notes 4.25%, 12/12/42			200,000	197,431

Aviation Capital Group Corp. 144A sr. unsec. unsub. notes 7.125%, 10/15/20			35,000	39,553

AXA SA 144A jr. unsec. sub. FRN 6.463%, perpetual maturity (France)			75,000	76,781

Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity			32,000	35,000

Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37			150,000	185,740

Barclays Bank PLC 144A unsec. sub. notes 10.179%, 6/12/21 (United Kingdom)			80,000	99,074

Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43			73,000	79,638

BGC Partners, Inc. sr. unsec. notes 5.125%, 5/27/21			10,000	10,489

BPCE SA 144A unsec. sub. notes 5.15%, 7/21/24 (France)			200,000	215,582

Cantor Fitzgerald LP 144A unsec. notes 6.50%, 6/17/22			110,000	123,853

Capital One Financial Corp. unsec. sub. notes 4.20%, 10/29/25			80,000	82,208

CBRE Services, Inc. company guaranty sr. unsec. notes 5.25%, 3/15/25			27,000	29,597

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/1/26			73,000	78,686

Citigroup, Inc. jr. unsec. sub. FRB Ser. P, 5.95%, perpetual maturity			64,000	69,200

Citigroup, Inc. jr. unsec. sub. FRN 5.875%, perpetual maturity			23,000	23,949

Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46			245,000	266,703

Citigroup, Inc. unsec. sub. bonds 4.125%, 7/25/28			40,000	41,158

CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25			40,000	42,700

Cooperatieve Rabobank UA 144A jr. unsec. sub. FRN 11.00%, perpetual maturity (Netherlands)			150,000	169,500

Credit Suisse Group AG 144A sr. unsec. bonds 4.282%, 1/9/28 (Switzerland)			280,000	291,653

Duke Realty LP company guaranty sr. unsec. unsub. notes 4.375%, 6/15/22(R)			122,000	130,358

Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24			35,000	36,127

Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity			29,000	29,725

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 3.85%, 1/26/27			240,000	245,199

Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes 6.625%, 3/30/40			238,000	323,713

Healthcare Realty Trust, Inc. sr. unsec. unsub. notes 3.875%, 5/1/25(R)			60,000	60,488

Hospitality Properties Trust sr. unsec. unsub. notes 4.50%, 3/15/25(R)			30,000	30,831

HSBC Holdings PLC unsec. sub. notes 6.50%, 5/2/36 (United Kingdom)			200,000	260,519

ING Bank NV 144A unsec. sub. notes 5.80%, 9/25/23 (Netherlands)			200,000	227,763

JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. Z, 5.30%, perpetual maturity			145,000	151,163

JPMorgan Chase & Co. sr. unsec. notes Ser. MTN, 2.295%, 8/15/21			35,000	34,973

KKR Group Finance Co., LLC 144A company guaranty sr. unsec. unsub. notes 6.375%, 9/29/20			60,000	66,878

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.80%, 3/15/37			26,000	32,825

Liberty Mutual Insurance Co. 144A unsec. sub. notes 7.697%, 10/15/97			100,000	141,318

Massachusetts Mutual Life Insurance Co. 144A unsec. sub. notes 8.875%, 6/1/39			155,000	251,390

MetLife Capital Trust IV 144A jr. unsec. sub. notes 7.875%, 12/15/37			400,000	536,000

Mid-America Apartments LP sr. unsec. notes 4.30%, 10/15/23(R)			30,000	31,801

Nationwide Mutual Insurance Co. 144A unsec. sub. notes 8.25%, 12/1/31			60,000	85,756

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45			35,000	33,721

OneAmerica Financial Partners, Inc. 144A sr. unsec. notes 7.00%, 10/15/33			56,000	71,090

Pacific LifeCorp 144A sr. unsec. notes 6.00%, 2/10/20			30,000	32,381

Primerica, Inc. sr. unsec. notes 4.75%, 7/15/22			33,000	35,772

Prudential Financial, Inc. jr. unsec. sub. FRN 5.625%, 6/15/43			35,000	38,266

Prudential Financial, Inc. jr. unsec. sub. FRN 5.20%, 3/15/44			137,000	145,508

Prudential Financial, Inc. sr. unsec. notes 6.625%, 6/21/40			35,000	47,128

Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)			45,000	48,181

Santander UK PLC 144A unsec. sub. notes 5.00%, 11/7/23 (United Kingdom)			265,000	285,616

Teachers Insurance & Annuity Association of America 144A unsec. sub. notes 6.85%, 12/16/39			40,000	55,175

Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)			68,000	67,710

UBS AG unsec. sub. notes 5.125%, 5/15/24 (Switzerland)			360,000	383,807

VEREIT Operating Partnership LP company guaranty sr. unsec. notes 4.60%, 2/6/24(R)			90,000	94,495

Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5.875%, perpetual maturity			65,000	72,394

Willis Towers Watson PLC company guaranty sr. unsec. unsub. notes 5.75%, 3/15/21			110,000	120,878

WP Carey, Inc. sr. unsec. unsub. notes 4.60%, 4/1/24(R)			135,000	141,430

				6,903,741
Government (0.5%)

International Bank for Reconstruction & Development sr. unsec. unsub. bonds 7.625%, 1/19/23 (Supra-Nation)			500,000	634,179

				634,179
Health care (0.5%)

AbbVie, Inc. sr. unsec. notes 3.60%, 5/14/25			10,000	10,368

Allergan Funding SCS company guaranty sr. unsec. notes 4.75%, 3/15/45 (Luxembourg)			4,000	4,328

Allergan Funding SCS company guaranty sr. unsec. notes 3.45%, 3/15/22 (Luxembourg)			5,000	5,185

Anthem, Inc. sr. unsec. unsub. notes 4.625%, 5/15/42			30,000	32,503

Becton Dickinson and Co. sr. unsec. unsub. bonds 4.669%, 6/6/47			129,000	135,334

Becton Dickinson and Co. sr. unsec. unsub. bonds 3.70%, 6/6/27			111,000	112,231

HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26			55,000	59,263

HCA, Inc. company guaranty sr. sub. bonds 5.50%, 6/15/47			30,000	31,088

HCA, Inc. company guaranty sr. sub. notes 5.00%, 3/15/24			10,000	10,650

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 4.50%, 4/1/27(R)			20,000	19,975

Omega Healthcare Investors, Inc. company guaranty sr. unsec. unsub. notes 4.95%, 4/1/24(R)			70,000	73,380

Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 3.20%, 9/23/26 (Ireland)			100,000	98,604

Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 2.875%, 9/23/23 (Ireland)			70,000	69,564

Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. bonds 3.15%, 10/1/26 (Netherlands)			54,000	49,772

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4.625%, 11/15/41			34,000	37,916

				750,161
Technology (0.6%)

Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45			65,000	70,631

Broadcom Corp./Broadcom Cayman Finance, Ltd. 144A company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27			118,000	121,536

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24			86,000	95,015

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. bonds 8.35%, 7/15/46			28,000	35,961

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. notes 5.45%, 6/15/23			129,000	141,178

Jabil Circuit, Inc. sr. unsec. sub. notes 8.25%, 3/15/18			20,000	20,489

Microsoft Corp. sr. unsec. unsub. bonds 2.40%, 8/8/26			95,000	91,823

Oracle Corp. sr. unsec. unsub. notes 2.65%, 7/15/26			205,000	201,365

VMware, Inc. sr. unsec. notes 3.90%, 8/21/27			60,000	60,653

				838,651
Transportation (0.3%)

Burlington Northern Santa Fe, LLC sr. unsec. notes 5.40%, 6/1/41			85,000	102,874

Burlington Northern Santa Fe, LLC sr. unsec. unsub. notes 5.75%, 5/1/40			40,000	50,797

Continental Airlines, Inc. Pass-Through Trust pass-through certificates Ser. 97-4, Class A, 6.90%, 1/2/18			667	669

Norfolk Southern Corp. 144A sr. unsec. unsub. bonds 4.05%, 8/15/52			79,000	77,376

Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26			56,000	55,318

Southwest Airlines Co. Pass Through Trust pass-through certificates Ser. 07-1, Class A, 6.15%, 8/1/22			72,055	79,029

United Airlines, Inc. Pass-Through Trust pass-through certificates Ser. 14-2, Class A, 3.75%, 9/3/26			17,706	18,350

				384,413
Utilities and power (1.3%)

AES Corp./Virginia (The) sr. unsec. unsub. bonds 5.125%, 9/1/27			60,000	61,500

Appalachian Power Co. sr. unsec. unsub. notes Ser. L, 5.80%, 10/1/35			55,000	66,130

Boardwalk Pipelines LP company guaranty sr. unsec. unsub. notes 4.45%, 7/15/27			30,000	30,546

Commonwealth Edison Co. sr. mtge. bonds 5.875%, 2/1/33			15,000	18,252

Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42			35,000	37,139

El Paso Natural Gas Co., LLC company guaranty sr. unsec. unsub. notes 8.375%, 6/15/32			75,000	96,390

Emera US Finance LP company guaranty sr. unsec. notes 3.55%, 6/15/26			45,000	45,303

Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)			55,000	57,844

Energy Transfer Partners LP sr. unsec. unsub. notes 7.60%, 2/1/24			30,000	35,162

Energy Transfer Partners LP sr. unsec. unsub. notes 6.50%, 2/1/42			117,000	132,841

Energy Transfer Partners LP sr. unsec. unsub. notes 5.20%, 2/1/22			35,000	37,854

FirstEnergy Corp. sr. unsec. unsub. bonds Ser. B, 3.90%, 7/15/27			4,000	4,062

FirstEnergy Corp. sr. unsec. unsub. bonds Ser. C, 4.85%, 7/15/47			6,000	6,297

FirstEnergy Transmission, LLC 144A sr. unsec. unsub. notes 5.45%, 7/15/44			140,000	162,618

Iberdrola International BV company guaranty sr. unsec. unsub. bonds 6.75%, 7/15/36 (Spain)			30,000	39,270

IPALCO Enterprises, Inc. 144A sr. notes 3.70%, 9/1/24			35,000	35,086

Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44			16,000	16,634

Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 3.50%, 3/1/21			40,000	40,944

Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 3.15%, 1/15/23			70,000	70,378

MidAmerican Funding, LLC sr. bonds 6.927%, 3/1/29			10,000	13,154

Oncor Electric Delivery Co., LLC sr. notes 7.00%, 9/1/22			55,000	65,899

Oncor Electric Delivery Co., LLC sr. notes 4.10%, 6/1/22			60,000	63,964

Pacific Gas & Electric Co. sr. unsec. notes 6.35%, 2/15/38			55,000	74,343

Pacific Gas & Electric Co. sr. unsec. unsub. notes 5.80%, 3/1/37			30,000	38,148

Puget Sound Energy, Inc. jr. unsec. sub. FRN Ser. A, 6.974%, 6/1/67			99,000	96,525

Texas Gas Transmission, LLC 144A sr. unsec. notes 4.50%, 2/1/21			65,000	67,708

Texas-New Mexico Power Co. 144A 1st sr. bonds Ser. A, 9.50%, 4/1/19			135,000	149,159

WEC Energy Group jr. unsec. sub. FRN BBA LIBOR USD 3 Month + 2.112%, 3.428%, 5/15/67			300,000	287,997

				1,851,147

Total corporate bonds and notes (cost $20,059,328)				$21,553,805

MORTGAGE-BACKED SECURITIES (0.8%)(a)
			Principal amount	Value

Citigroup Commercial Mortgage Trust
Ser. 14-GC21, Class C, 4.78%, 5/10/47(WAC)			$124,000	$125,977
Ser. 14-GC21, Class AS, 4.026%, 5/10/47			93,000	96,552

COMM Mortgage Trust
FRB Ser. 14-UBS6, Class C, 4.614%, 12/10/47(WAC)			68,000	66,602
Ser. 13-CR13, Class AM, 4.449%, 11/12/46(WAC)			100,000	107,414

Federal National Mortgage Association Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M1, 1 Month US LIBOR + 1.35%, 2.587%, 1/25/29			21,024	21,133

FIRSTPLUS Home Loan Owner Trust Ser. 97-3, Class B1, 7.79%, 11/10/23 (In default)(NON)			14,822	1

GS Mortgage Securities Trust FRB Ser. 14-GC22, Class C, 4.801%, 6/10/47(WAC)			93,000	97,099

GS Mortgage Securities Trust 144A FRB Ser. 11-GC5, Class C, 5.565%, 8/10/44(WAC)			100,000	107,435

LB Commercial Mortgage Trust 144A Ser. 99-C1, Class G, 6.41%, 6/15/31			11,042	11,207

Morgan Stanley Bank of America Merrill Lynch Trust FRB Ser. 13-C11, Class C, 4.515%, 8/15/46(WAC)			77,000	73,824

Morgan Stanley Capital I Trust 144A FRB Ser. 12-C4, Class D, 5.601%, 3/15/45(WAC)			217,000	222,415

TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38			225,659	15,796

WF-RBS Commercial Mortgage Trust
Ser. 14-C19, Class C, 4.646%, 3/15/47(WAC)			24,000	25,104
Ser. 13-UBS1, Class AS, 4.306%, 3/15/46(WAC)			101,000	107,417

WF-RBS Commercial Mortgage Trust 144A FRB Ser. 11-C3, Class D, 5.813%, 3/15/44(WAC)			82,000	78,944

Total mortgage-backed securities (cost $1,250,309)				$1,156,920

INVESTMENT COMPANIES (0.6%)(a)
			Shares	Value

SPDR S&P Regional Banking ETF(S)			13,664	$775,569

Total investment companies (cost $768,609)				$775,569

MUNICIPAL BONDS AND NOTES (0.1%)(a)
			Principal amount	Value

CA State G.O. Bonds (Build America Bonds), 7.50%, 4/1/34			$30,000	$43,618

North TX, Tollway Auth. Rev. Bonds (Build America Bonds), 6.718%, 1/1/49			55,000	81,660

OH State U. Rev. Bonds (Build America Bonds), 4.91%, 6/1/40			40,000	47,920

Total municipal bonds and notes (cost $125,182)				$173,198

CONVERTIBLE PREFERRED STOCKS (0.1%)(a)
			Shares	Value

Oportun Financial Corp. Ser. A-1, zero % cv. pfd. (acquired 6/23/15, cost $117) (Private)(F)(RES)(NON)			41	$99

Oportun Financial Corp. Ser. B-1, zero % cv. pfd. (acquired 6/23/15, cost $2,211) (Private)(F)(RES)(NON)			702	1,873

Oportun Financial Corp. Ser. C-1, zero % cv. pfd. (acquired 6/23/15, cost $5,197) (Private)(F)(RES)(NON)			1,021	4,402

Oportun Financial Corp. Ser. D-1, zero % cv. pfd. (acquired 6/23/15, cost $7,538) (Private)(F)(RES)(NON)			1,481	6,386

Oportun Financial Corp. Ser. E-1, zero % cv. pfd. (acquired 6/23/15, cost $4,227) (Private)(F)(RES)(NON)			770	3,581

Oportun Financial Corp. Ser. F, zero % cv. pfd. (acquired 6/23/15, cost $12,764) (Private)(F)(RES)(NON)			1,662	10,813

Oportun Financial Corp. Ser. F-1, zero % cv. pfd. (acquired 6/23/15, cost $35,793) (Private)(F)(RES)(NON)			12,559	30,321

Oportun Financial Corp. Ser. G, zero % cv. pfd. (acquired 6/23/15, cost $45,261) (Private)(F)(RES)(NON)			15,881	38,342

Oportun Financial Corp. Ser. H, 8.00% cv. pfd. (acquired 2/6/15, cost $72,763) (Private)(F)(RES)(NON)			25,555	61,639

Total convertible preferred stocks (cost $185,871)				$157,456

PURCHASED OPTIONS OUTSTANDING (0.0%)(a)

Counterparty	Expiration date/strike price	Notional amount	Contract amount	Value

Bank of America N.A.

General Electric Co. (Call)	Dec-17/27.00	$526,785	21,786	$1,931

Barclays Bank PLC

General Electric Co. (Call)	Dec-17/26.00	588,179	$24,325	5,129

Total purchased options outstanding (cost $14,180)				$7,060

SHORT-TERM INVESTMENTS (13.4%)(a)
			Shares	Value

Putnam Short Term Investment Fund 1.17%(AFF)			14,771,945	$14,771,945

Putnam Cash Collateral Pool, LLC 1.25%(AFF)			3,910,400	3,910,400

Total short-term investments (cost $18,682,345)				$18,682,345

TOTAL INVESTMENTS

Total investments (cost $153,534,541)(b)				$166,341,983

FORWARD CURRENCY CONTRACTS at 9/30/17 (aggregate face value $4,305,844) (Unaudited)

Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)

Bank of America N.A.
	British Pound	Sell	12/20/17	$99,667	$90,626	$(9,041)
	Canadian Dollar	Sell	10/18/17	327,107	314,984	(12,123)
Barclays Bank PLC
	Canadian Dollar	Sell	10/18/17	442,689	426,407	(16,282)
Citibank, N.A.
	Euro	Sell	12/20/17	1,372,341	1,383,370	11,029
Credit Suisse International
	British Pound	Sell	12/20/17	754,080	731,493	(22,587)
Goldman Sachs International
	Euro	Buy	12/20/17	13,176	16,643	(3,467)
	Japanese Yen	Sell	11/15/17	409,205	418,092	8,887
JPMorgan Chase Bank N.A.
	Canadian Dollar	Sell	10/18/17	306,427	288,247	(18,180)
State Street Bank and Trust Co.
	British Pound	Sell	12/20/17	153,663	148,937	(4,726)
	Canadian Dollar	Sell	10/18/17	241,182	232,305	(8,877)
UBS AG
	Euro	Sell	12/20/17	237,053	239,066	2,013
WestPac Banking Corp.
	Canadian Dollar	Sell	10/18/17	16,271	15,674	(597)

Unrealized appreciation						21,929
Unrealized depreciation						(95,880)

Total						$(73,951)
* The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 9/30/17 (Unaudited)

	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)

S&P 500 Index E-Mini (Long)	3	$377,904	$377,415	Dec-17	$2,296

Unrealized appreciation					2,296
Unrealized depreciation					—

Total					$2,296

TBA SALE COMMITMENTS OUTSTANDING at 9/30/17 (proceeds receivable $12,546,523) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 4.50%, 10/1/47	$4,000,000	10/12/17	$4,293,125
Federal National Mortgage Association, 4.00%, 10/1/47	2,000,000	10/12/17	2,105,469
Federal National Mortgage Association, 3.50%, 10/1/47	4,000,000	10/12/17	4,123,437
Federal National Mortgage Association, 3.00%, 10/1/47	2,000,000	10/12/17	2,006,250

Total			$12,528,281

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
DAC	Designated Activity Company
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
G.O. Bonds	General Obligation Bonds
MTN	Medium Term Notes
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2017 through September 30, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $139,327,345.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $257,492, or 0.2% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/16	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 9/30/17
Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$1,689,250	$25,894,267	$23,673,117	$16,830	$3,910,400
	Putnam Short Term Investment Fund**	11,832,962	25,450,537	22,511,554	91,269	14,771,945
	Total Short-term investments	$13,522,212	$51,344,804	$46,184,671	$108,099	$18,682,345
* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $3,910,400, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $3,847,690.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $40,507.
(FWC)	Forward commitment, in part or in entirety.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $13,646,421 to cover certain derivative contracts and delayed delivery securities.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.

Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price (*** (ask price for when-issued securities sold, if any) ***)and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates, for hedging treasury term structure risk, for yield curve positioning and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used tohedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $85,353 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$3,607,605	$161,153	$—
Capital goods	5,718,661	333,250	—
Communication services	3,509,697	—	—
Conglomerates	1,122,243	—	—
Consumer cyclicals	8,463,392	—	—
Consumer staples	7,810,216	—	64,142
Energy	4,812,062	—	—
Financials	12,609,329	—	35,894
Health care	10,711,589	—	—
Technology	18,526,391	1,053,142	—
Transportation	1,000,699	—	—
Utilities and power	2,830,611	—	—
Total common stocks	80,722,495	1,547,545	100,036
Convertible preferred stocks	—	—	157,456
Corporate bonds and notes	—	21,553,805	—
Investment companies	775,569	—	—
Mortgage-backed securities	—	1,156,920	—
Municipal bonds and notes	—	173,198	—
Purchased options outstanding	—	7,060	—
U.S. government and agency mortgage obligations	—	24,419,927	—
U.S. treasury obligations	—	17,045,627	—
Short-term investments	14,771,945	3,910,400	—

Totals by level	$96,270,009	$69,814,482	$257,492

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(73,951)	$—
Futures contracts	2,296	—	—
TBA sale commitments	—	(12,528,281)	—

Totals by level	$2,296	$(12,602,232)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in Note 1), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$21,929	$95,880
Equity contracts	9,356	—
Interest rate contracts	—	—

Total	$31,285	$95,880

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)		$14,000
Futures contracts (number of contracts)		3
Forward currency contracts (contract amount)		$5,800,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 28, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: November 28, 2017